Net Loss Per Share - Schedule of Basic and Diluted Net Loss Per Share (Details) ¥ / shares in Units, $ / shares in Units, ¥ in Thousands, $ in Thousands	6 Months Ended			12 Months Ended
	Jun. 30, 2024 CNY (¥) ¥ / shares shares	Jun. 30, 2024 USD ($) $ / shares shares	Jun. 30, 2023 CNY (¥) ¥ / shares shares	Dec. 31, 2023 $ / shares shares	Dec. 31, 2023 ¥ / shares shares	Dec. 31, 2022 ¥ / shares shares	Dec. 31, 2021 ¥ / shares shares
Numerator:
Net loss attributable to TuanChe Limited’s shareholders	¥ (40,675)	$ (5,596)	¥ (30,698)
Denominator:
Weighted average number of ordinary shares outstanding, basic	421,273,519	421,273,519	399,544,700	406,802,365	406,802,365	319,539,180	306,792,324
Weighted average number of ordinary shares outstanding, diluted	421,273,519	421,273,519	399,544,700	406,802,365	406,802,365	319,539,180	306,792,324
Basic net loss per share attributable to TuanChe Limited’s shareholders | (per share)	¥ (0.1)	$ (0.01)	¥ (0.08)	$ (0.03)	¥ (0.2)	¥ (0.52)	¥ (0.33)
Diluted net loss per share attributable to TuanChe Limited’s shareholders | (per share)	¥ (0.1)	$ (0.01)	¥ (0.08)	$ (0.03)	¥ (0.2)	¥ (0.52)	¥ (0.33)